INVENTORIES	12 Months Ended
Dec. 31, 2023
INVENTORIES
INVENTORIES

NOTE 7 – INVENTORIES

	As of December 31,
	2023	2022
Mobile handsets and others	32,896	21,605
Allowance for obsolescence of inventories	(1,367)	(1,526)
	31,529	20,079

Movements in the allowance for obsolescence of inventories are as follows:

	Years ended December 31,
	2023	2022
At the beginning of the year	(1,526)	(1,962)
Increases	(373)	(660)
Uses	532	1,096
At the end of the year	(1,367)	(1,526)